Earnings (Loss) Per Share (Details) - Schedule of Basic and Diluted Earnings (Loss) Per Share - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Basic and Diluted Earnings (Loss) Per Share [Abstract]
Net income (loss)	$ 19,550,448	$ (1,922,260)
Weighted average number of ordinary share outstanding – basic	41,000,000	41,000,000
Earnings (loss) per share – basic	$ 0.48	$ (0.05)